Lines of Credit - Lines of Credit with Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Committed line amount	$ 320,300	$ 376,000
$400 Million Line of Credit Agreement Expiring December 31, 2022
Line of Credit Facility [Line Items]
Committed line amount	$ 320,300	251,000
$125 Million Line of Credit Agreement Expiring September 14, 2020
Line of Credit Facility [Line Items]
Committed line amount		$ 125,000